SHARE-BASED AND OTHER COMPENSATION PROGRAMS - Alliance Bernstein (Details) - USD ($) $ in Millions		1 Months Ended			12 Months Ended
	Jul. 01, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation expense					$ 187	$ 211	$ 192
Alliance Bernstein
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units purchased during the period (in shares)					10,500,000	8,500,000
Dollar amount paid for Holding Units acquired					$ 237	$ 218
Open-market purchases (in shares)					7,900,000	5,800,000
Open-market purchases, value					$ 176	$ 151
Restricted holding unit awards granted to employees (in shares)		6,100,000	6,600,000	7,000,000	7,000,000	7,400,000.0
Units issued upon exercise of options (in shares)					400,000	500,000
Proceeds from options exercised					$ 6	$ 9
Treasury stock, shares retired	13,100,000
Holding unit-based awards authorized for grant (in shares)					60,000,000
Holding unit-based awards, maximum additional shares authorized for grant (in shares)					30,000,000
Grant of holding units (in shares)					400,000.0
Grant of holding units, net of forfeitures (in shares)					51,900,000
Holding unit-based awards available for grant (in shares)					7,700,000